Revenues (Details) - CAD ($)	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 142,411	$ 986,392
Sales of boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	89,031	88,093
Sales of parts and boat maintenance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	31,361	30,497
Boat rental and boat club membership revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 22,019	$ 867,802